Intangible assets - Additional Information (Details) - Achieve TMS CGU	12 Months Ended
Dec. 31, 2020 USD ($)
Intangible assets:
Perpetuity growth rate	2.00%
Weighted average cost of capital discount rate	11.50%
Impairment charges on intangible assets	$ 0